Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)	3 Months Ended			5 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (15,880,142)				$ (53,643,615)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	2,488				4,971
Share-based payment	1,988,871				13,903,909
Net periodic pension benefit cost for the qualified pension plan	77,087				71,685
Other non-cash items	4,876				3,635
Changes in operating assets and liabilities:
Purchase of property and equipment	(16,010)				(50,710)
Net cash flow used in investing activities	(16,010)				(50,710)
Other receivables	(432,799)				(148,774)
Trade and other payables	2,247,274				1,569,290
Accrued expenses and other current liabilities, excl. capital tax	(1,345,669)				4,512,801
Prepaid expenses	(847,950)				(1,449,096)
Net cash flow used in operating activities	(14,185,964)				(35,175,194)
Cash Flows from Financing Activities:
Issuance of Common Shares at incorporation					106,507
Issuance of Series A Preferred Shares, net					28,159,181
Grants of additional Shares under ESPP	3,791				3,390
Proceeds from short-term loans	15,000,000				15,000,000
Treasury Shares repurchase					(6,202)
Net Cash Provided by (Used in) Financing Activities	15,003,791				43,262,876
Effect of movements in exchange rates on cash held	(6,504)				1,873
Net change in cash	795,313				8,038,845
Cash, beginning of period	8,038,845
Cash, end of period	8,834,158	$ 8,038,845			8,038,845	$ 8,038,845
Non-cash investing and financing activities:
Deferred underwriting fee payable	4,025,000
Helix Acquisition Corp.
Cash Flows from Operating Activities:
Net loss	(2,703,721)	(4,542,654)	$ (76,291)	$ (90,838)		(4,542,654)
Changes in operating assets and liabilities:
Investment of cash into Trust Account				(115,000,000)
Net cash flow used in investing activities				(115,000,000)
Interest earned on investments held in Trust Account	(8,431)		(17,815)	(14,917)		(27,691)
Payment of formation costs through issuance of Class B ordinary shares				5,000
Proceeds from promissory note – related party	150,000
Net Change in Unrestricted Cash	(643,454)		(165,858)
Unrestricted Cash – Beginning	666,790		1,335,924			1,335,924
Unrestricted Cash – Ending	23,336		1,170,066
Capital Contributions – PIPE	101,000,000
Net Cash Provided by (Used in) Financing Activities	101,000,000
Prepaid expenses	(9,000)		(6,569)	(283,057)		156,141
Accrued expenses	1,927,698		(7,120)	67,120		3,803,133
Net cash flow used in operating activities	(793,454)		(107,795)	(316,692)		(611,071)
Cash Flows from Financing Activities:
Proceeds from sale of Class A ordinary shares, net of underwriting discounts paid				112,700,000
Proceeds from sale of Private Placement Shares				4,300,000
Repayment of promissory note – related party			(58,063)			(58,063)
Payment of offering costs				(347,384)
Net Cash Provided by (Used in) Financing Activities	150,000		(58,063)	116,652,616		(58,063)
Net change in cash	101,000,000			1,335,924		(669,134)
Restricted Cash – Beginning
Restricted Cash – Ending	101,000,000
Cash, beginning of period	666,790		1,335,924			1,335,924
Cash, end of period		666,790		1,335,924	666,790	666,790
Non-cash investing and financing activities:
Offering costs paid by Sponsor included in accrued offering costs				20,000
Offering costs paid through promissory note				58,063
Deferred underwriting fee payable				4,025,000
Accretion of Class A ordinary shares to redemption amount				$ (6,750,445)
Share redemption liability	80,842,313
Short-term loan receivables	$ 15,000,000